Commitment and Contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitment and Contingencies

15 Commitment and Contingencies

For the details on future minimum lease payment under the non-cancelable operating leases as of December 31, 2024 please refer to section headed “Leases” set forth in the Notes to the Consolidated Financial Statements.

As of December 31, 2023 and 2024, the Company did not have any capital commitments and contingencies.